INTEREST IN JOINT VENTURES - SUMMARIZED FINANCIAL INFORMATION (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	¥ 108,590	¥ 87,559	¥ 60,438	¥ 111,927
Total current assets	558,024	455,660
Non-current assets	1,331,231	1,283,236
Current liabilities
Total current liabilities	(641,280)	(522,995)
Non-current liabilities
Other non-current liabilities	(19,243)	(18,968)
Total non-current liabilities	(332,901)	(328,199)
Net assets attributable to owners of the Company	774,182	746,325
Net assets attributable to non-controlling interests	140,892	141,377
FREP
Current assets
Cash and cash equivalents	6,562	7,448
Other current assets	9,217	7,492
Total current assets	15,779	14,940
Non-current assets	13,744	15,237
Current liabilities
Current financial liabilities	(1,177)	(1,203)
Other current liabilities	(5,008)	(5,147)
Total current liabilities	(6,185)	(6,350)
Non-current liabilities
Non-current financial liabilities	(6,857)	(8,761)
Other non-current liabilities	(242)	(235)
Total non-current liabilities	(7,099)	(8,996)
Net assets	16,239	14,831
Net assets attributable to owners of the Company	16,239	14,831
Share of net assets from joint ventures	8,120	7,416
Carrying Amounts	8,120	7,416
BASF-YPC
Current assets
Cash and cash equivalents	5,375	1,838
Other current assets	6,953	4,777
Total current assets	12,328	6,615
Non-current assets	9,336	9,993
Current liabilities
Current financial liabilities	(77)	(456)
Other current liabilities	(2,546)	(2,190)
Total current liabilities	(2,623)	(2,646)
Non-current liabilities
Other non-current liabilities	(92)	(42)
Total non-current liabilities	(92)	(42)
Net assets	18,949	13,920
Net assets attributable to owners of the Company	18,949	13,920
Share of net assets from joint ventures	7,580	5,568
Carrying Amounts	7,580	5,568
Taihu
Current assets
Cash and cash equivalents	1,258	1,280
Other current assets	2,188	1,223
Total current assets	3,446	2,503
Non-current assets	14,032	12,531
Current liabilities
Current financial liabilities	(32)	(38)
Other current liabilities	(1,931)	(1,043)
Total current liabilities	(1,963)	(1,081)
Non-current liabilities
Non-current financial liabilities	(85)	(85)
Other non-current liabilities	(1,439)	(2,017)
Total non-current liabilities	(1,524)	(2,102)
Net assets	13,991	11,851
Net assets attributable to owners of the Company	13,523	11,439
Net assets attributable to non-controlling interests	468	412
Share of net assets from joint ventures	6,626	5,605
Carrying Amounts	6,626	5,605
YASREF
Current assets
Cash and cash equivalents	5,441	1,408
Other current assets	12,404	7,516
Total current assets	17,845	8,924
Non-current assets	41,947	45,413
Current liabilities
Current financial liabilities	(9,549)	(9,520)
Other current liabilities	(15,844)	(8,644)
Total current liabilities	(25,393)	(18,164)
Non-current liabilities
Non-current financial liabilities	(30,903)	(29,650)
Other non-current liabilities	(1,723)	(2,008)
Total non-current liabilities	(32,626)	(31,658)
Net assets	1,773	4,515
Net assets attributable to owners of the Company	1,773	4,515
Sinopec SABIC Tianjin
Current assets
Cash and cash equivalents	4,820	5,259
Other current assets	3,437	2,665
Total current assets	8,257	7,924
Non-current assets	18,835	18,258
Current liabilities
Current financial liabilities	(597)	(998)
Other current liabilities	(3,547)	(3,052)
Total current liabilities	(4,144)	(4,050)
Non-current liabilities
Non-current financial liabilities	(7,599)	(6,773)
Other non-current liabilities	(382)	(378)
Total non-current liabilities	(7,981)	(7,151)
Net assets	14,967	14,981
Net assets attributable to owners of the Company	14,967	14,981
Share of net assets from joint ventures	7,484	7,491
Carrying Amounts	¥ 7,484	¥ 7,491